UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

MUTUAL FUNDS

John Hancock

Income Securities Trust

Semiannual Report
4.30.13

Ticker | **JHS**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	48.4%	Capital Preferred Securities	1.3%

U.S. Government Agency	19.1%	Term Loans	0.4%

Collateralized Mortgage Obligations	14.9%	Convertible Bonds	0.2%

Asset Backed Securities	6.1%	Foreign Government Obligations	0.1%

U.S. Government	4.5%	Municipal Bonds	0.1%

Common Stocks	3.0%	Short-Term Investments	0.3%

Preferred Securities	1.6%

Quality Composition[1,2]

U.S. Government	4.5%	B	6.6%

U.S. Government Agency	19.1%	CCC & Below	7.4%

AAA	5.0%	Not Rated	0.7%

AA	2.6%	Equity	3.0%

A	6.6%	Preferred Securities	1.6%

BBB	33.6%	Short-Term Investments	0.3%

BB	9.0%

1 As a percentage of the Fund’s total investments on 4-30-13.

2 Ratings are from Moody’s Investors Service. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-13 and do not reflect subsequent downgrades or upgrades, if any.

6	Income Securities Trust | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 71.2% (48.4% of Total Investments)				$135,095,730

(Cost $123,256,596)

Consumer Discretionary 8.7%				16,598,485

Auto Components 0.0%

American Axle & Manufacturing, Inc.	6.625	10-15-22	$55,000	58,782

Automobiles 2.2%

Ford Motor Company (Z)	4.750	01-15-43	365,000	365,319

Ford Motor Company	6.625	10-01-28	100,000	120,394

Ford Motor Credit Company LLC (Z)	5.000	05-15-18	478,000	533,082

Ford Motor Credit Company LLC (Z)	5.875	08-02-21	1,318,000	1,538,096

Ford Motor Credit Company LLC (Z)	8.000	12-15-16	330,000	397,226

Hyundai Capital Services, Inc. (S)(Z)	4.375	07-27-16	310,000	334,876

Kia Motors Corp. (S)(Z)	3.625	06-14-16	315,000	332,250

Nissan Motor Acceptance Corp. (S)	1.950	09-12-17	490,000	500,809

Distributors 0.1%

Burlington Holdings LLC, PIK (S)	9.000	02-15-18	140,000	145,250

Hotels, Restaurants & Leisure 2.5%

CCM Merger, Inc. (S)	9.125	05-01-19	380,000	399,950

Greektown Superholdings, Inc.	13.000	07-01-15	1,713,000	1,839,334

Landry’s, Inc. (S)	9.375	05-01-20	250,000	275,313

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	319,000	309,430

Marina District Finance Company, Inc. (Z)	9.500	10-15-15	320,000	340,896

Rivers Pittsburgh Borrower LP (S)	9.500	06-15-19	155,000	171,275

Seminole Indian Tribe of Florida (S)(Z)	6.535	10-01-20	650,000	728,000

Seminole Indian Tribe of Florida (S)(Z)	7.750	10-01-17	325,000	351,000

Station Casinos LLC (S)	7.500	03-01-21	285,000	300,675

Waterford Gaming LLC (S)	8.625	09-15-14	165,622	72,747

Household Durables 0.1%

American Standard Americas (S)	10.750	01-15-16	165,000	173,456

Internet & Catalog Retail 0.6%

Expedia, Inc. (Z)	5.950	08-15-20	530,000	593,888

QVC, Inc. (S)	4.375	03-15-23	325,000	332,897

QVC, Inc.	5.125	07-02-22	205,000	220,533

Media 2.2%

CBS Corp. (Z)	7.875	07-30-30	595,000	823,059

Cogeco Cable, Inc. (S)	4.875	05-01-20	100,000	101,875

See notes to financial statements	Semiannual report | Income Securities Trust	7

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

News America, Inc. (Z)	6.150	03-01-37	$165,000	$203,037

News America, Inc. (Z)	6.400	12-15-35	150,000	190,826

News America, Inc. (Z)	7.600	10-11-15	1,000,000	1,153,860

News America, Inc. (Z)	7.750	01-20-24	1,020,000	1,321,215

Time Warner Cable, Inc.	8.250	04-01-19	350,000	459,354

Multiline Retail 0.3%

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	444,000	495,305

Specialty Retail 0.3%

CST Brands, Inc. (S)	5.000	05-01-23	135,000	138,544

Hillman Group, Inc. (Z)	10.875	06-01-18	305,000	337,788

Toys R Us, Inc.	10.375	08-15-17	180,000	194,175

Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory Warehouse Corp. (Z)	10.000	02-15-19	665,000	743,969

Consumer Staples 2.9%				5,525,332

Beverages 0.2%

Pernod-Ricard SA (S)	5.750	04-07-21	325,000	390,863

Food & Staples Retailing 1.1%

Rite Aid Corp. (Z)	9.250	03-15-20	720,000	833,400

Safeway, Inc.	4.750	12-01-21	125,000	136,848

Safeway, Inc. (Z)	5.000	08-15-19	840,000	941,856

Safeway, Inc. (Z)	7.250	02-01-31	225,000	268,257

Food Products 0.9%

Bunge, Ltd. Finance Corp. (Z)	8.500	06-15-19	389,000	507,071

ConAgra Foods, Inc. (Z)	3.200	01-25-23	325,000	332,404

Corporacion Pesquera Inca SAC (S)(Z)	9.000	02-10-17	340,000	364,820

Simmons Foods, Inc. (S)	10.500	11-01-17	475,000	479,750

Tobacco 0.7%

Alliance One International, Inc. (Z)	10.000	07-15-16	1,000,000	1,061,900

Vector Group, Ltd. (S)	7.750	02-15-21	195,000	208,163

Energy 7.5%				14,153,661

Energy Equipment & Services 0.9%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	1,000,000	1,025,000

Rowan Companies, Inc. (Z)	4.875	06-01-22	330,000	363,865

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	265,000	288,188

Gas Utilities 0.3%

DCP Midstream LLC (S)(Z)	9.750	03-15-19	405,000	534,982

Oil, Gas & Consumable Fuels 6.3%

Afren PLC (S)(Z)	10.250	04-08-19	240,000	286,200

Afren PLC (S)(Z)	11.500	02-01-16	200,000	237,500

BreitBurn Energy Partners LP	7.875	04-15-22	215,000	236,500

Continental Resources, Inc. (S)	4.500	04-15-23	90,000	95,963

DCP Midstream Operating LP	3.875	03-15-23	225,000	230,600

Energy Transfer Partners LP (Z)	5.200	02-01-22	135,000	154,370

Energy Transfer Partners LP (Z)	9.700	03-15-19	425,000	579,962

8	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.777%)	7.000	06-01-67	$695,000	$750,600

EP Energy LLC (Z)	7.750	09-01-22	195,000	223,763

EV Energy Partners LP (Z)	8.000	04-15-19	400,000	426,000

Halcon Resources Corp. (S)(Z)	8.875	05-15-21	140,000	150,150

Hess Corp.	8.125	02-15-19	570,000	742,833

Kerr-McGee Corp. (Z)	6.950	07-01-24	600,000	767,233

Kinder Morgan Energy Partners LP	7.750	03-15-32	195,000	268,731

Lukoil International Finance BV (S)	3.416	04-24-18	675,000	686,884

Newfield Exploration Company (Z)	5.750	01-30-22	260,000	287,625

NuStar Logistics LP	8.150	04-15-18	381,000	437,062

Penn Virginia Corp. (S)	8.500	05-01-20	190,000	190,950

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,438,095

Petrohawk Energy Corp. (Z)	6.250	06-01-19	595,000	670,187

Petroleos de Venezuela SA	5.375	04-12-27	450,000	315,000

Petroleos Mexicanos (Z)	4.875	01-24-22	275,000	312,813

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%) (Z)	6.350	05-15-67	710,000	758,050

Williams Partners LP (Z)	5.250	03-15-20	1,460,000	1,694,555

Financials 26.1%				49,558,774

Capital Markets 3.8%

Jefferies Group, Inc. (Z)	6.875	04-15-21	1,005,000	1,199,294

Jefferies Group, Inc. (Z)	8.500	07-15-19	235,000	298,343

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	375,000	381,094

Macquarie Bank, Ltd. (S)(Z)	6.625	04-07-21	260,000	296,864

Macquarie Group, Ltd. (S)(Z)	6.000	01-14-20	340,000	379,788

Morgan Stanley	5.550	04-27-17	1,080,000	1,219,194

Morgan Stanley (Z)	5.750	01-25-21	515,000	613,068

Morgan Stanley (Z)	6.375	07-24-42	405,000	514,154

Morgan Stanley (Z)	7.300	05-13-19	485,000	607,538

The Goldman Sachs Group, Inc. (Z)	5.250	07-27-21	1,195,000	1,385,745

The Goldman Sachs Group, Inc. (Z)	5.750	01-24-22	275,000	328,396

Commercial Banks 3.4%

Abbey National Treasury Services PLC (Z)	4.000	04-27-16	630,000	676,777

Banco de Credito del Peru (S)	4.250	04-01-23	191,000	191,669

Barclays Bank PLC (S)(Z)	10.179	06-12-21	260,000	355,706

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)(Z)	12.500	09-30-19	330,000	414,169

First Horizon National Corp. (Z)	5.375	12-15-15	355,000	386,708

ICICI Bank, Ltd. (S)(Z)	5.750	11-16-20	475,000	529,499

Nordea Bank AB (S)(Z)	3.125	03-20-17	680,000	726,089

Regions Financial Corp. (Z)	7.750	11-10-14	620,000	684,933

Santander Holdings USA, Inc.	4.625	04-19-16	115,000	123,464

Sberbank of Russia (S)(Z)	6.125	02-07-22	200,000	228,250

Swedbank AB (S)(Z)	2.125	09-29-17	460,000	470,902

See notes to financial statements	Semiannual report | Income Securities Trust	9

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Synovus Financial Corp.	7.875	02-15-19	$200,000	$229,500

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	235,000	257,325

Wachovia Bank NA (Z)	5.850	02-01-37	390,000	486,487

Wells Fargo & Company, Series K (7.980%
to 03-15-18, then 3 month LIBOR +
3.770%) (Q)(Z)	7.980	03-15-18	635,000	735,806

Consumer Finance 1.8%

Capital One Financial Corp.	4.750	07-15-21	485,000	556,794

Capital One Financial Corp. (Z)	6.750	09-15-17	1,000,000	1,212,295

Discover Bank	7.000	04-15-20	270,000	337,427

Discover Financial Services (Z)	5.200	04-27-22	585,000	670,652

Nelnet, Inc. (P)(Z)	3.659	09-29-36	715,000	534,463

Diversified Financial Services 5.6%

Bank of America Corp. (Z)	3.300	01-11-23	260,000	263,379

Bank of America Corp. (Z)	5.000	05-13-21	670,000	766,866

Bank of America Corp.	5.700	01-24-22	370,000	441,064

Bank of America Corp. (Z)	6.500	08-01-16	305,000	351,790

Bank of America NA (Z)	5.300	03-15-17	150,000	168,708

General Electric Capital Corp. (Z)	4.375	09-16-20	365,000	414,130

General Electric Capital Corp. (Z)	5.875	01-14-38	160,000	194,109

General Electric Capital Corp. (Z)	6.000	08-07-19	335,000	410,471

General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month LIBOR +
5.296%) (Q)(Z)	7.125	06-15-22	600,000	702,769

International Lease Finance Corp. (S)(Z)	7.125	09-01-18	290,000	345,100

iPayment, Inc. (Z)	10.250	05-15-18	440,000	402,600

JPMorgan Chase & Company	4.625	05-10-21	895,000	1,018,965

JPMorgan Chase & Company (7.900%
to 4-30-18, then 3 month LIBOR +
3.470%) (Q)(Z)	7.900	04-30-18	655,000	763,107

Merrill Lynch & Company, Inc. (Z)	6.875	04-25-18	1,000,000	1,215,799

Merrill Lynch & Company, Inc. (Z)	7.750	05-14-38	310,000	420,277

SPL Logistics Escrow LLC (S)	8.875	08-01-20	215,000	226,825

The Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,245,395

UBS AG (Z)	7.625	08-17-22	445,000	516,068

USB Realty Corp. (P)(Q)(S)	1.424	01-15-17	800,000	714,000

Insurance 5.8%

Aflac, Inc. (Z)	8.500	05-15-19	385,000	522,741

American International Group, Inc. (Z)	8.250	08-15-18	230,000	298,289

Aon PLC (S)	4.250	12-12-42	345,000	346,495

AXA SA (Z)	8.600	12-15-30	175,000	225,766

CNA Financial Corp. (Z)	5.875	08-15-20	720,000	861,099

CNA Financial Corp. (Z)	7.250	11-15-23	540,000	700,853

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	835,000	802,644

Hartford Financial Services Group, Inc.	5.500	03-30-20	190,000	227,112

Hartford Financial Services Group, Inc.	6.000	01-15-19	90,000	108,835

10	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance (continued)

Liberty Mutual Group, Inc. (S)(Z)	5.000	06-01-21	$650,000	$721,790

Liberty Mutual Group, Inc. (S)(Z)	7.800	03-15-37	705,000	828,375

Lincoln National Corp. (Z)	8.750	07-01-19	535,000	728,978

Lincoln National Corp. (6.050% until 4-20-17,
then 3 month LIBOR + 2.040%) (Z)	6.050	04-20-67	395,000	399,938

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	135,000	138,713

MetLife, Inc. (Z)	6.400	12-15-36	305,000	340,881

Nippon Life Insurance Company (P)(S)(Z)	5.000	10-18-42	310,000	324,264

Pacific LifeCorp. (S)	6.000	02-10-20	180,000	209,578

Prudential Financial, Inc. (P)	5.200	03-15-44	110,000	111,925

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%) (Z)	5.875	09-15-42	445,000	480,876

Teachers Insurance & Annuity Association of
America (S)(Z)	6.850	12-16-39	475,000	657,924

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%) (Z)	6.375	03-29-67	585,000	650,813

The Hanover Insurance Group, Inc. (Z)	6.375	06-15-21	150,000	174,781

Unum Group (Z)	7.125	09-30-16	395,000	464,827

White Mountains Re Group, Ltd. (7.506%
to 6-30-17, then 3 month LIBOR +
3.200%) (Q)(S)(Z)	7.506	06-30-17	415,000	439,389

WR Berkley Corp. (Z)	5.375	09-15-20	265,000	303,991

Real Estate Investment Trusts 5.2%

Boston Properties LP (Z)	3.700	11-15-18	195,000	214,982

Brandywine Operating Partnership LP (Z)	7.500	05-15-15	345,000	386,218

DDR Corp.	4.625	07-15-22	85,000	94,061

DDR Corp. (Z)	7.500	04-01-17	880,000	1,056,556

DDR Corp.	7.875	09-01-20	110,000	142,737

Goodman Funding Pty, Ltd. (S)(Z)	6.375	04-15-21	645,000	757,398

Health Care REIT, Inc.	4.950	01-15-21	190,000	215,674

Health Care REIT, Inc. (Z)	6.125	04-15-20	1,205,000	1,459,561

Healthcare Realty Trust, Inc. (Z)	6.500	01-17-17	540,000	623,089

Highwoods Realty LP (Z)	5.850	03-15-17	650,000	732,931

Host Hotels & Resorts LP	3.750	10-15-23	160,000	163,200

MPT Operating Partnership LP (Z)	6.375	02-15-22	320,000	346,400

ProLogis International Funding II (S)	4.875	02-15-20	180,000	187,923

ProLogis LP (Z)	4.500	08-15-17	55,000	60,626

ProLogis LP (Z)	6.250	03-15-17	475,000	550,396

SL Green Realty Corp.	7.750	03-15-20	245,000	306,812

Ventas Realty LP	2.700	04-01-20	220,000	223,591

Ventas Realty LP (Z)	4.000	04-30-19	330,000	363,267

Ventas Realty LP (Z)	4.750	06-01-21	670,000	755,103

WEA Finance LLC (S)(Z)	6.750	09-02-19	290,000	360,277

Weyerhaeuser Company (Z)	7.375	03-15-32	690,000	943,192

See notes to financial statements	Semiannual report | Income Securities Trust	11

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Management & Development 0.1%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	$260,000	$241,800

Thrifts & Mortgage Finance 0.4%

Nationstar Mortgage LLC (S)(Z)	7.875	10-01-20	310,000	347,200

Nationstar Mortgage LLC (S)(Z)	9.625	05-01-19	220,000	254,650

Nationstar Mortgage LLC (S)	9.625	05-01-19	75,000	86,438

Health Care 1.5%				2,814,972

Health Care Equipment & Supplies 0.3%

Alere, Inc.	8.625	10-01-18	185,000	198,413

DJO Finance LLC	9.875	04-15-18	75,000	82,688

MModal, Inc. (S)	10.750	08-15-20	285,000	245,100

Health Care Providers & Services 0.5%

Catalent Pharma Solutions, Inc.	9.500	04-15-15	198,004	198,499

Medco Health Solutions, Inc. (Z)	7.125	03-15-18	545,000	680,324

Pharmaceuticals 0.7%

Hospira, Inc. (Z)	6.050	03-30-17	485,000	552,092

Mylan, Inc. (S)(Z)	7.875	07-15-20	545,000	637,066

Zoetis, Inc. (S)	3.250	02-01-23	215,000	220,790

Industrials 8.8%				16,612,230

Aerospace & Defense 1.3%

Ducommun, Inc. (Z)	9.750	07-15-18	70,000	77,350

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	380,000	440,230

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	350,000	385,875

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	750,000	686,250

Textron, Inc. (Z)	5.600	12-01-17	505,000	571,701

Textron, Inc. (Z)	7.250	10-01-19	270,000	328,099

Airlines 3.5%

Air Canada 2013-1 Class A Pass Through
Trust (C)(S)	4.125	05-15-25	115,000	117,300

Air Canada 2013-1 Class B Pass Through
Trust (C)(S)	5.375	05-15-21	80,000	81,700

America West Airlines 2000-1 Pass Through
Trust (Z)	8.057	07-02-20	162,891	181,623

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	533,394	565,397

Continental Airlines 1997-4 Class A Pass
Through Trust (Z)	6.900	01-02-18	396,703	428,440

Continental Airlines 1998-1 Class A Pass
Through Trust (Z)	6.648	09-15-17	133,669	144,763

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	178,143	196,848

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	96,493	102,765

Continental Airlines 2007-1 Class A Pass
Through Trust (Z)	5.983	04-19-22	495,644	565,034

12	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	$143,095	$157,046

Continental Airlines 2012-1 Class B Pass
Through Trust	6.250	04-11-20	240,000	252,000

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	642,696	716,606

Delta Air Lines 2007-1 Class A Pass Through
Trust (Z)	6.821	08-10-22	643,347	747,055

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	181,025	206,369

Delta Air Lines 2011-1 Class A Pass Through
Trust (Z)	5.300	04-15-19	301,409	334,564

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	122,554	131,905

Northwest Airlines 2007-1 Class A Pass
Through Trust (Z)	7.027	11-01-19	390,277	437,110

UAL 2009-1 Pass Through Trust	10.400	11-01-16	123,974	143,810

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	323,613	375,391

United Airlines 2007-1 Class C Pass Through
Trust (P)	2.758	07-02-14	557,290	551,717

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	174,685	196,084

Building Products 1.0%

Masco Corp.	7.125	03-15-20	285,000	331,989

Owens Corning (Z)	4.200	12-15-22	395,000	416,813

Ply Gem Industries, Inc.	9.375	04-15-17	75,000	82,781

Voto-Votorantim Overseas Trading Operations
NV (S)(Z)	6.625	09-25-19	450,000	526,500

Voto-Votorantim, Ltd. (S)(Z)	6.750	04-05-21	490,000	575,138

Commercial Services & Supplies 0.5%

Casella Waste Systems, Inc.	7.750	02-15-19	365,000	353,138

Garda World Security Corp. (S)	9.750	03-15-17	100,000	107,500

Steelcase, Inc. (Z)	6.375	02-15-21	500,000	560,584

Construction & Engineering 0.4%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	300,000	325,500

Tutor Perini Corp. (Z)	7.625	11-01-18	335,000	355,100

Industrial Conglomerates 0.8%

General Electric Company (Z)	4.125	10-09-42	210,000	222,641

KOC Holding AS (S)	3.500	04-24-20	340,000	339,268

Odebrecht Finance, Ltd. (S)(Z)	7.125	06-26-42	425,000	486,625

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	200,000	217,000

Tenedora Nemak SA de CV (S)	5.500	02-28-23	210,000	218,138

Marine 0.2%

Navios South American Logistics, Inc. (Z)	9.250	04-15-19	315,000	344,138

Road & Rail 0.8%

Penske Truck Leasing Company LP (S)(Z)	2.875	07-17-18	1,000,000	1,048,294

Penske Truck Leasing Company LP (S)(Z)	3.750	05-11-17	460,000	498,826

See notes to financial statements	Semiannual report | Income Securities Trust	13

		Maturity
	Rate (%)	date	Par value	Value
Trading Companies & Distributors 0.3%

Air Lease Corp.	4.500	01-15-16	$95,000	$98,800

Air Lease Corp.	6.125	04-01-17	175,000	191,625

Aircastle, Ltd.	7.625	04-15-20	160,000	188,800

Information Technology 1.1%				2,154,354

Internet Software & Services 0.1%

VeriSign, Inc. (S)	4.625	05-01-23	300,000	307,500

IT Services 0.7%

Brightstar Corp. (S)	9.500	12-01-16	560,000	606,900

Computer Sciences Corp. (Z)	4.450	09-15-22	225,000	240,953

Fidelity National Information Services, Inc.	3.500	04-15-23	155,000	156,363

Global Generations Merger Sub, Inc. (S)(Z)	11.000	12-15-20	305,000	343,888

Software 0.3%

Aspect Software, Inc.	10.625	05-15-17	475,000	498,750

Materials 6.5%				12,249,284

Chemicals 1.4%

Braskem Finance, Ltd. (S)(Z)	7.000	05-07-20	515,000	592,250

CF Industries, Inc. (Z)	7.125	05-01-20	580,000	725,247

Incitec Pivot Finance LLC (S)(Z)	6.000	12-10-19	345,000	401,493

LyondellBasell Industries NV	5.000	04-15-19	610,000	695,219

Polymer Group, Inc.	7.750	02-01-19	95,000	104,381

Construction Materials 0.6%

American Gilsonite Company (S)	11.500	09-01-17	390,000	414,375

Magnesita Finance, Ltd. (Q)(S)(Z)	8.625	04-05-17	420,000	450,376

Severstal Columbus LLC	10.250	02-15-18	100,000	107,750

Vulcan Materials Company	7.500	06-15-21	130,000	153,400

Containers & Packaging 0.7%

ARD Finance SA, PIK (S)(Z)	11.125	06-01-18	274,462	309,113

Consolidated Container Company LLC (S)	10.125	07-15-20	320,000	355,200

Pretium Packaging LLC	11.500	04-01-16	165,000	179,025

Rock-Tenn Company	4.000	03-01-23	480,000	498,869

Metals & Mining 2.6%

Allegheny Technologies, Inc. (Z)	5.950	01-15-21	140,000	158,098

Allegheny Technologies, Inc. (Z)	9.375	06-01-19	715,000	921,570

ArcelorMittal (Z)	10.350	06-01-19	370,000	470,041

Barrick Gold Corp. (S)	4.100	05-01-23	335,000	334,363

Commercial Metals Company (Z)	7.350	08-15-18	310,000	342,550

Edgen Murray Corp. (S)(Z)	8.750	11-01-20	310,000	329,763

Evraz Group SA (S)	6.500	04-22-20	400,000	391,500

FMG Resources August 2006 Pty, Ltd. (S)(Z)	8.250	11-01-19	170,000	187,000

Gerdau Trade, Inc. (S)	4.750	04-15-23	225,000	222,654

JMC Steel Group (S)	8.250	03-15-18	185,000	193,556

Metinvest BV (S)(Z)	8.750	02-14-18	435,000	443,700

Rain CII Carbon LLC (S)(Z)	8.000	12-01-18	340,000	362,950

SunCoke Energy, Inc.	7.625	08-01-19	259,000	280,368

Thompson Creek Metals Company, Inc.	7.375	06-01-18	395,000	322,913

14	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products 1.2%

Georgia-Pacific LLC (S)(Z)	5.400	11-01-20	$485,000	$579,739

Georgia-Pacific LLC (Z)	7.250	06-01-28	165,000	220,721

International Paper Company (Z)	9.375	05-15-19	385,000	533,525

Westvaco Corp. (Z)	7.950	02-15-31	770,000	967,575

Telecommunication Services 3.5%				6,731,873

Diversified Telecommunication Services 2.4%

American Tower Corp. (Z)	4.700	03-15-22	400,000	440,372

BellSouth Telecommunications, Inc. (Z)	6.300	12-15-15	396,557	413,654

CenturyLink, Inc. (Z)	5.800	03-15-22	480,000	508,151

CenturyLink, Inc. (Z)	6.450	06-15-21	305,000	337,723

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	760,000	877,250

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	485,000	485,000

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	650,000	708,202

Telecom Italia Capital SA (Z)	6.999	06-04-18	330,000	382,924

Telecom Italia Capital SA (Z)	7.200	07-18-36	365,000	393,328

Wireless Telecommunication Services 1.1%

Clearwire Communications LLC (S)(Z)	12.000	12-01-15	315,000	337,050

Digicel Group, Ltd. (S)	8.250	09-30-20	385,000	411,950

SBA Tower Trust (S)	2.933	12-15-17	395,000	409,199

SBA Tower Trust (S)	3.598	04-15-18	370,000	371,430

Softbank Corp. (S)	4.500	04-15-20	400,000	414,427

Verizon New York, Inc.	7.000	12-01-33	235,000	241,213

Utilities 4.6%				8,696,765

Electric Utilities 3.4%

Beaver Valley II Funding (Z)	9.000	06-01-17	244,000	247,136

BVPS II Funding Corp. (Z)	8.890	06-01-17	398,000	435,026

Commonwealth Edison Company (Z)	5.800	03-15-18	270,000	325,330

DPL, Inc. (Z)	7.250	10-15-21	570,000	607,050

Electricite de France SA (P)(Q)(S)(Z)	5.250	01-29-23	205,000	206,235

Exelon Corp. (Z)	4.900	06-15-15	985,000	1,063,930

Exelon Generation Company LLC	5.600	06-15-42	200,000	224,469

FirstEnergy Corp.	4.250	03-15-23	580,000	599,200

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	188,416	184,156

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	180,000	193,500

Oncor Electric Delivery Company LLC (Z)	5.000	09-30-17	820,000	940,991

PNPP II Funding Corp. (Z)	9.120	05-30-16	191,000	198,192

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (Z)	6.700	03-30-67	525,000	557,813

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)(Z)	6.250	02-01-22	320,000	357,665

W3A Funding Corp. (Z)	8.090	01-02-17	301,225	310,450

See notes to financial statements	Semiannual report | Income Securities Trust	15

		Maturity
	Rate (%)	date	Par value	Value
Independent Power Producers & Energy Traders 0.2%

AES Corp.	4.875	05-15-23	$80,000	$81,600

Exelon Generation Company LLC (Z)	6.250	10-01-39	175,000	211,436

Multi-Utilities 1.0%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%) (Z)	6.110	12-01-66	650,000	689,000

MidAmerican Energy Holdings Company (Z)	8.480	09-15-28	550,000	816,686

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%) (Z)	6.250	05-15-67	410,000	446,900

Convertible Bonds 0.2% (0.2% of Total Investments)				$459,420

(Cost $267,530)

Consumer Discretionary 0.2%				459,420

Media 0.2%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	248,000	459,420

Municipal Bonds 0.2% (0.1% of Total Investments)				$358,923

(Cost $326,442)

Illinois 0.2%				358,923
State of Illinois
General Obligation Bond	5.100	06-01-33	355,000	358,923

Term Loans (M) 0.5% (0.4% of Total Investments)				$974,830

(Cost $958,342)

Consumer Discretionary 0.3%				713,550

Hotels, Restaurants & Leisure 0.3%

CCM Merger, Inc.	6.000	03-01-17	172,585	173,880

Kalispel Tribal Economic Authority	7.500	02-25-17	536,985	539,670

Financials 0.1%				110,159

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	5.750	09-28-17	109,068	110,159

Industrials 0.1%				151,121

Aerospace & Defense 0.1%

WP CPP Holdings LLC	4.753	12-28-19	149,625	151,121

Capital Preferred Securities (a) 1.9% (1.3% of Total Investments)				$3,600,618

(Cost $3,341,877)

Financials 1.9%				3,600,618

Capital Markets 0.4%

State Street Capital Trust IV (P)(Z)	1.280	06-15-37	935,000	788,906

Commercial Banks 1.0%

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%) (Z)	6.500	04-15-37	825,000	827,574

PNC Financial Services Group, Inc. (6.750%
to 8-1-21, then 3 month LIBOR +
3.678%) (Q)(Z)	6.750	08-01-21	215,000	247,288

16	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%)	6.625	05-15-47	$260,000	$262,600

Sovereign Capital Trust VI	7.908	06-13-36	480,000	506,400

Insurance 0.5%

MetLife Capital Trust IV (7.875% to 12-15-37,
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	110,000	138,050

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)(Z)	9.250	04-08-38	315,000	441,000

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)(Z)	6.450	12-15-65	360,000	388,800

U.S. Government & Agency Obligations 34.6%
(23.6% of Total Investments)				$65,688,739

(Cost $64,271,289)

U.S. Government 6.6%				12,544,783

U.S. Treasury Bonds
Bond (Z)	2.750	11-15-42	590,000	573,222
Bond (Z)	3.125	02-15-42	2,325,000	2,445,609

U.S. Treasury Notes
Note (Z)	1.750	05-15-22	900,000	916,242
Note (Z)	2.000	02-15-23	997,000	1,026,287
Note (Z)	2.625	08-15-20	6,300,000	6,951,162

U.S. Treasury Strips, PO (Z)	2.907	11-15-30	1,020,000	632,261

U.S. Government Agency 28.0%				53,143,956

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03-01-41	5,319,335	5,941,447
30 Yr Pass Thru (Z)	6.500	06-01-37	21,503	24,038
30 Yr Pass Thru (Z)	6.500	11-01-37	116,208	129,689
30 Yr Pass Thru	6.500	04-01-39	749,664	835,699

Federal National Mortgage Association
30 Yr Pass Thru	3.000	07-01-27	1,848,576	1,951,548
30 Yr Pass Thru	3.000	10-29-27	705,000	704,048
30 Yr Pass Thru	3.000	12-01-42	4,785,554	5,019,091
30 Yr Pass Thru	3.000	12-01-42	1,037,942	1,086,972
30 Yr Pass Thru	3.500	12-01-42	6,382,673	6,825,222
30 Yr Pass Thru	3.500	01-01-43	4,953,378	5,307,660
30 Yr Pass Thru (Z)	4.000	10-01-40	609,059	663,946
30 Yr Pass Thru	4.000	09-01-41	928,440	1,019,942
30 Yr Pass Thru (Z)	4.000	09-01-41	3,913,786	4,233,463
30 Yr Pass Thru (Z)	4.000	09-01-41	1,914,145	2,051,948
30 Yr Pass Thru (Z)	4.000	10-01-41	2,790,977	3,044,236
30 Yr Pass Thru (Z)	4.500	10-01-40	2,696,225	2,961,950
30 Yr Pass Thru (Z)	5.000	02-01-41	2,547,517	2,872,325
30 Yr Pass Thru (Z)	5.000	04-01-41	772,293	864,968
30 Yr Pass Thru (Z)	5.500	02-01-36	1,285,440	1,405,095
30 Yr Pass Thru (Z)	5.500	10-01-39	2,254,764	2,449,148
30 Yr Pass Thru (Z)	5.500	08-01-40	306,579	333,009
30 Yr Pass Thru (Z)	6.000	05-01-37	574,971	630,042
30 Yr Pass Thru (Z)	6.500	07-01-36	415,036	464,463
30 Yr Pass Thru (Z)	6.500	01-01-39	1,947,903	2,173,260
30 Yr Pass Thru (Z)	6.500	03-01-39	134,972	150,747

See notes to financial statements	Semiannual report | Income Securities Trust	17

		Maturity
	Rate (%)	date	Par value	Value
Foreign Government Obligations 0.2% (0.1% of Total Investments)				$400,599

(Cost $368,851)

South Korea 0.2%				400,599

Korea Development Bank	4.000	09-09-16	$370,000	400,599

Collateralized Mortgage Obligations 21.9%
(14.9% of Total Investments)				$41,566,030

(Cost $39,832,182)

Commercial & Residential 18.0%				34,162,669

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.962	12-25-46	6,444,826	576,952

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.420	06-25-45	687,018	639,866

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	605,000	724,495

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.954	05-10-45	595,000	671,004
Series 2006-4, Class AM	5.675	07-10-46	845,000	959,634

Bear Stearns Adjustable Rate Mortgage
Trust, Inc.
Series 2005-1, Class B2 (P)	3.226	03-25-35	755,478	37,649

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.900	01-25-35	581,876	570,974
Series 2005-5, Class 1A4 (P)	0.760	07-25-35	530,107	500,174

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	433,851	452,060

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.392	07-15-44	295,000	301,856

Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	2.090	12-10-45	4,671,608	571,753
Series 2012-LC4, Class B (P)	4.934	12-10-44	360,000	413,862
Series 2012-LC4, Class C (P)	5.824	12-10-44	645,000	754,367

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	3.857	09-20-46	124,171	0

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	315,000	330,526
Series 2012-FBLU, Class D (S)	5.007	05-05-27	465,000	486,010

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.565	08-19-34	689,329	667,378

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.061	07-10-38	670,000	758,275

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.800	11-08-29	570,000	572,651

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,283,145	1,768,382
Series 2004-9, Class B1 (P)	3.214	08-25-34	781,327	425,260

Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.050	01-19-35	3,950,779	293,175
Series 2005-11, Class X IO	2.022	08-19-45	2,524,842	153,866
Series 2005-2, Class IX IO	2.248	05-19-35	9,161,592	654,732

18	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Harborview Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.649	06-20-35	$789,044	$734,726
Series 2005-8, Class 1X IO	2.190	09-19-35	3,529,005	277,853
Series 2007-3, Class ES IO	0.350	05-19-47	10,018,621	70,130
Series 2007-4, Class ES IO	0.350	07-19-47	11,408,665	79,861
Series 2007-6, Class ES IO (S)	0.342	08-19-37	8,360,963	58,527

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.021	10-25-36	8,779,342	704,542
Series 2005-AR18, Class 2X IO	1.669	10-25-36	8,034,696	482,242

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12-15-44	1,155,000	1,278,882
Series 2006-LDP7, Class AM (P)	6.059	04-15-45	735,000	834,548
Series 2006-LDP9, Class AM	5.372	05-15-47	1,020,000	1,123,138
Series 2007-LD12, Class AM (P)(Z)	6.198	02-15-51	880,000	1,021,418
Series 2007-LDPX Class AM (P)	5.464	01-15-49	650,000	701,476
Series 2012-HSBC Class XA IO (S)	1.582	07-05-32	3,620,000	413,610
Series 2012-PHH, Class D (P)(S)	3.466	10-15-25	260,000	264,268

Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.409	09-25-37	240,539	120,585
Series 2007-3, Class M2 (P)	3.409	09-25-37	91,887	9,227
Series 2007-3, Class M3 (P)	3.409	09-25-37	29,646	843

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	660,000	739,279
Series 2006-HQ8, Class AM (P)	5.646	03-12-44	1,020,000	1,135,727

Morgan Stanley Mortgage Loan Trust
Series 2004-11, Class 1A2A (P)	0.510	01-25-35	1,246,064	1,196,264

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.530	05-25-35	516,187	491,134

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	975,000	980,356

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P)(S)	2.220	10-25-57	428,154	433,421
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	265,000	268,928

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.793	03-25-44	704,057	701,447

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	405,000	451,385
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	270,000	309,728

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.974	05-10-63	4,962,828	516,740

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	285,000	319,790

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.482	01-25-45	14,766,355	823,424
Series 2005-AR19, Class A1A2 (P)(Z)	0.490	12-25-45	763,735	712,938
Series 2005-AR2, Class X IO	1.620	01-25-45	11,214,844	662,249
Series 2005-AR6, Class X IO	1.653	04-25-45	6,882,104	397,858
Series 2005-AR8, Class 2AB2 (P)	0.620	07-25-45	738,960	695,856
Series 2005-AR8, Class X IO	1.653	07-25-45	12,222,509	766,680

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	415,000	360,112

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.437	11-15-45	5,185,829	738,576

See notes to financial statements	Semiannual report | Income Securities Trust	19

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency 3.9%				$7,403,361

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	$3,596,333	714,470
Series 3747, Class HI IO	4.500	07-15-37	5,149,212	313,651
Series 3794, Class PI IO	4.500	02-15-38	777,619	67,608
Series 3830, Class NI IO	4.500	01-15-36	3,660,939	382,355
Series 4077, Class IK IO	5.000	07-15-42	1,022,834	270,257
Series 4136, Class IH IO	3.500	09-15-27	2,924,115	413,696
Series K017, Class X1 IO	1.601	12-25-21	2,805,789	276,889
Series K018, Class X1 IO (Z)	1.608	01-25-22	3,750,355	373,247
Series K021, Class X1 IO	1.647	06-25-22	814,262	90,162
Series K022, Class X1 IO	1.434	07-25-22	6,071,040	580,901
Series K707, Class X1 IO	1.694	12-25-18	2,459,678	187,083
Series K708, Class X1 IO	1.644	01-25-19	5,797,304	439,812
Series K709, Class X1 IO	1.677	03-25-19	3,387,861	265,375
Series K710, Class X1 IO	1.915	05-25-19	2,572,804	237,184

Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08-25-19	518,142	41,797
Series 2010-68, Class CI IO	5.000	11-25-38	996,801	104,242
Series 2012-118, Class IB IO	3.500	11-25-42	1,505,412	365,502
Series 2012-137, Class QI IO	3.000	12-25-27	2,934,079	452,200
Series 2012-137, Class WI IO	3.500	12-25-32	2,136,501	407,928
Series 398, Class C3 IO	4.500	05-25-39	451,765	38,531
Series 401, Class C2 IO	4.500	06-25-39	358,278	37,541
Series 402, Class 3 IO	4.000	11-25-39	614,605	56,838
Series 402, Class 4 IO	4.000	10-25-39	986,470	90,096
Series 402, Class 7 IO	4.500	11-25-39	913,970	100,814
Series 402, Class 8 IO	4.500	11-25-39	911,249	94,805
Series 407, Class 15 IO	5.000	01-25-40	979,199	136,990
Series 407, Class 16 IO	5.000	01-25-40	184,985	19,006
Series 407, Class 17 IO	5.000	01-25-40	183,996	21,781
Series 407, Class 21 IO	5.000	01-25-39	619,039	60,402
Series 407, Class 7 IO	5.000	03-25-41	367,085	61,640
Series 407, Class 8 IO	5.000	03-25-41	373,314	51,143
Series 407, Class C6 IO	5.500	01-25-40	1,580,738	245,799

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	817,546	35,439
Series 2012-114, Class IO	1.028	01-16-53	2,083,207	203,854
Series 2013-42, Class IO	3.500	03-20-43	1,161,328	164,323

Asset Backed Securities 9.0% (6.1% of Total Investments)				$17,027,246

(Cost $15,718,388)

Asset Backed Securities 9.0%				17,027,246

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.330	10-25-36	347,937	176,253
Series 2006-ASP5, Class A2C (P)	0.380	10-25-36	305,170	155,748
Series 2006-ASP5, Class A2D (P)	0.460	10-25-36	583,012	300,227

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.650	10-25-35	750,000	628,366

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.650	03-25-35	399,709	393,487
Series 2005-R3, Class M2 (P)	0.670	05-25-35	480,000	447,345

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.280	01-25-34	281,784	274,675
Series 2004-W6, Class M1 (P)	0.750	05-25-34	359,324	352,446
Series 2006-M2, Class A2C (P)	0.350	09-25-36	1,590,458	673,265

20	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06-25-35	$309,112	$313,077

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.400	01-25-36	561,221	523,745

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)(Z)	0.440	07-25-36	764,517	700,395

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.650	05-25-35	338,262	328,174

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.034	06-25-37	333,321	338,181

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	890,000	943,364

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	33,322	33,124

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02-25-35	552,467	565,021

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.670	05-25-36	540,000	522,872

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)(Z)	5.216	01-25-42	1,094,094	1,229,903

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.660	11-25-35	600,000	564,623

GSAA Trust
Series 2005-10, Class M3 (P)	0.750	06-25-35	675,000	628,704

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.680	11-25-35	450,000	439,459

Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12-20-18	28,038	28,038

Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.900	08-25-37	312,683	303,282

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.950	09-25-35	256,559	240,629

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.350	06-25-36	509,969	362,648

New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.680	07-25-35	305,000	299,902

NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.280	03-25-35	616,533	615,190

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.830	02-25-35	852,973	842,633

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.070	01-25-35	480,000	475,175

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.620	03-25-35	320,000	301,161

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	559,736	626,515

Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.380	05-25-36	268,995	246,880

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.500	12-25-36	1,090,000	1,046,331

See notes to financial statements	Semiannual report | Income Securities Trust	21

		Maturity
	Rate (%)	date	Par value	Value

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	$574,854	$579,884
Series 2012-3A, Class A (S)	2.500	03-20-25	403,909	405,045
Series 2012-3A, Class B (S)	4.500	03-20-25	120,313	121,479

			Shares	Value
Common Stocks 4.4% (3.0% of Total Investments)				$8,411,940

(Cost $7,744,369)

Consumer Staples 0.9%				1,728,250

Food Products 0.4%

Kraft Foods Group, Inc. (Z)			15,000	772,350

Tobacco 0.5%

Philip Morris International, Inc. (Z)			10,000	955,900

Energy 0.7%				1,306,360

Oil, Gas & Consumable Fuels 0.7%

Royal Dutch Shell PLC, ADR (Z)			8,000	543,760

The Williams Companies, Inc. (Z)			20,000	762,600

Health Care 1.3%				2,392,189

Pharmaceuticals 1.3%

Eli Lilly & Company (Z)			17,000	941,460

Johnson & Johnson (Z)			8,258	703,829

Sanofi, ADR			14,000	746,900

Industrials 0.4%				762,030

Machinery 0.4%

Caterpillar, Inc.			9,000	762,030

Information Technology 0.3%				622,700

Semiconductors & Semiconductor Equipment 0.3%

Intel Corp. (Z)			26,000	622,700

Materials 0.4%				817,650

Chemicals 0.4%

E.I. du Pont de Nemours & Company (Z)			15,000	817,650

Telecommunication Services 0.4%				782,761

Diversified Telecommunication Services 0.4%

Oi SA, ADR (Z)			313,276	748,730

Oi SA, Series C, ADR			12,025	34,031

Preferred Securities (b) 2.4% (1.6% of Total Investments)				$4,573,241

(Cost $4,163,146)

Consumer Staples 0.6%				1,167,969

Food & Staples Retailing 0.6%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			12,500	1,167,969

22	Income Securities Trust | Semiannual report	See notes to financial statements

			Shares	Value
Financials 1.3%				$2,425,566

Commercial Banks 0.6%

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%) (Z)			19,375	556,063

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%) (Z)			15,475	434,229

Wells Fargo & Company, Series L, 7.500%			192	253,392

Consumer Finance 0.2%

Ally Financial, Inc., 7.300% (Z)			11,815	304,236

Diversified Financial Services 0.5%

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%) (Z)			3,900	110,136

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%) (Z)			16,350	447,827

The Goldman Sachs Group, Inc., 5.500%			12,425	319,683

Industrials 0.2%				361,109

Aerospace & Defense 0.2%

United Technologies Corp., 7.500% (Z)			6,106	361,109

Materials 0.0%				50,094

Metals & Mining 0.0%

ArcelorMittal, 6.000%			2,420	50,094

Telecommunication Services 0.2%				324,500

Diversified Telecommunication Services 0.2%

Intelsat SA, 5.750%			5,900	324,500

Utilities 0.1%				244,003

Electric Utilities 0.1%

Duke Energy Corp., 5.125% (Z)			9,565	244,003

		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$539

(Cost $0)

Materials 0.0%				539
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	$245,000	539

See notes to financial statements	Semiannual report | Income Securities Trust	23

	Par value	Value
Short-Term Investments 0.5% (0.3% of Total Investments)		$849,000

(Cost $849,000)

Repurchase Agreement 0.5%		849,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $849,000 on 5-1-13, collateralized by $870,000 U.S. Treasury Bills, 0.010% due 4-03-14 (valued at
$868,695, including interest)	$849,000	849,000

Total investments (Cost $261,098,012)† 147.0%		$279,006,855

Other assets and liabilities, net (47.0%)		($89,192,440)

Total net assets 100.0%		$189,814,415

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(C) Security purchased on a when-issued or delayed delivery basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,648,384 or 28.3% of the Fund’s net assets as of 4-30-13.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-13 was $150,434,013.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $261,935,967. Net unrealized appreciation aggregated $17,070,888, of which $21,948,056 related to appreciated investment securities and $4,877,168 related to depreciated investment securities.

24	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $261,098,012)	$279,006,855
Cash	28,280
Cash segregated at custodian for swap contracts	820,000
Receivable for investments sold	893,215
Dividends and interest receivable	2,661,261
Other receivables and prepaid expenses	28,215

Total assets	283,437,826

Liabilities

Credit facility agreement payable	90,300,000
Payable for investments purchased	1,746,056
Payable for delayed delivery securities purchased	195,000
Swap contracts, at value	1,242,238
Interest payable	51,728
Payable to affiliates
Accounting and legal services fees	4,813
Trustees’ fees	8,170
Other liabilities and accrued expenses	75,406

Total liabilities	93,623,411

Net assets	$189,814,415

Net assets consist of

Paid-in capital	$185,422,070
Undistributed net investment income	522,896
Accumulated net realized gain (loss) on investments and swap agreements	(12,797,156)
Net unrealized appreciation (depreciation) on investments and
swap agreements	16,666,605

Net assets	$189,814,415

Net asset value per share

Based on 11,729,058 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$16.18

See notes to financial statements	Semiannual report | Income Securities Trust	25

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,324,821
Dividends	301,317
Less foreign taxes withheld	(2,064)

Total investment income	6,624,074

Expenses

Investment management fees	709,264
Accounting and legal services fees	39,415
Transfer agent fees	47,529
Trustees’ fees	19,997
Printing and postage	32,187
Professional fees	48,209
Custodian fees	11,911
Interest expense	320,383
Stock exchange listing fees	12,073
Other	24,238

Total expenses	1,265,206

Net investment income	5,358,868

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	4,769,900
Realized loss on investments not meeting investment restrictions	(4,308)
Payment from investment advisor for loss on investments not meeting
investment restrictions	4,308
Swap contracts	(197,034)
4,572,866
Change in net unrealized appreciation (depreciation) of
Investments	(47,680)
Swap contracts	(33,175)
(80,855)
Net realized and unrealized gain	4,492,011

Increase in net assets from operations	$9,850,879

26	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$5,358,868	$12,044,957
Net realized gain (loss)	4,572,866	(168,211)
Change in net unrealized appreciation (depreciation)	(80,855)	15,369,312

Increase in net assets resulting from operations	9,850,879	27,246,058

Distributions to shareholders
From net investment income	(6,302,734)	(12,769,589)

From Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	474,851	1,017,966

Total increase	4,022,996	15,494,435

Net assets

Beginning of period	185,791,419	170,296,984

End of period	$189,814,415	$185,791,419

Undistributed net investment income	$522,896	$1,466,762

Share activity

Shares outstanding
Beginning of period	11,699,015	11,631,473
Issued pursuant to Dividend Reinvestment Plan	30,043	67,542

End of period	11,729,058	11,699,015

See notes to financial statements	Semiannual report | Income Securities Trust	27

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows 4-30-13

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-13
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$9,850,879
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(100,759,957)
Long-term investments sold	97,561,650
Decrease in short-term investments	251,000
Net amortization of premium (discount)	2,616,879
Decrease in dividends and interest receivable	247,323
Increase in payable for investments purchased	1,547,858
Increase in payable for delayed delivery securities purchased	103,074
Increase in receivable for investments sold	(890,425)
Increase in other receivables and prepaid assets	(8,075)
Increase in unrealized depreciation of swap contracts	33,175
Decrease in payable to affiliates	(8,100)
Decrease in interest payable	(5,821)
Decrease in other liabilities and accrued expenses	(29,929)
Net change in unrealized (appreciation) depreciation on investments	47,680
Net realized gain on investments	(4,769,900)

Net cash provided by operating activities	$5,787,311

Cash flows from financing activities
Distributions to common shareholders net of reinvestments	($5,827,883)

Net cash used in financing activities	($5,827,883)

Net decrease in cash	($40,572)

Cash at beginning of period	$68,852

Cash at end of period	$28,280

Supplemental disclosure of cash flow information

Cash paid for interest	$326,204

Noncash financing activities not included herein consist of	474,851
reinvestment of distributions

28	Income Securities Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$15.88	$14.64	$14.82	$13.42	$10.67	$14.53	$15.22
Net investment income[3]	0.46	1.03	1.08	1.19	1.18	1.05	1.34
Net realized and unrealized
gain (loss) on investments	0.38	1.31	(0.13)	1.37	2.70	(3.92)	(0.69)
Distributions to Auction
Preferred Shares (APS)	—	—	—	—	—	(0.15)	(0.42)
Total from
investment operations	0.84	2.34	0.95	2.56	3.88	(3.02)	0.23
Less distributions to
common shareholders
From net investment income	(0.54)	(1.10)	(1.13)	(1.16)	(1.13)	(0.84)	(0.92)
Net asset value, end
of period	$16.18	$15.88	$14.64	$14.82	$13.42	$10.67	$14.53
Per share market value, end
of period	$16.92	$16.53	$14.81	$14.76	$12.94	$9.67	$12.85
Total return at net asset
value (%)[4]	5.39[5]	16.57	6.78	19.90	39.06	(21.36)[5]	1.97
Total return at market value
(%)[4]	5.87[5]	19.95	8.46	23.85	47.95	(19.41)[5]	(6.94)

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$190	$186	$170	$171	$154	$121	$165
Ratios (as a percentage of
average net assets):
Expenses[6]	1.37[7]	1.53	1.56	1.78	2.25	2.17[7]	1.16[8]
Net investment income	5.80[7]	6.88	7.34	8.44	10.56	9.37[7]	8.87[9]
Portfolio turnover (%)	36	50	71	79	94	40	54

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	—	—	—	$90
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	—	—	25
Average market value per unit
(in thousands)	—	—	—	—	—	—	25
Asset coverage per unit[10]	—	—	—	—	—	—[11]	$71,228
Total debt outstanding end of
period (in millions)	$90	$90	$87	$84	$58	$58	—
Asset coverage per $1,000
of APS[12]	—	—	—	—	—	—	$2,851
Asset coverage per $1,000
of debt[13]	$3,102	$3,057	$2,957	$3,051	$3,656	$3,094	—

See notes to financial statements	Semiannual report | Income Securities Trust	29

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Not annualized.
6 Expenses excluding interest expense were 1.02% (annualized), 1.06%, 1.04%, 1.12%, 1.40% and 1.41%
(annualized) for the periods ended 4-30-13, 10-31-12, 10-31-11, 10-31-10, 10-31-09 and 10-31-08, respectively.
7 Annualized.
8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.76% for the year ended 12-31-07.
9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares.
Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.82%
for the year ended 12-31-07.
10 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
11 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08.
12 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
13 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

30	Income Securities Trust | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$135,095,730	—	$133,986,753	$1,108,977
Convertible Bonds	459,420	—	459,420	—
Municipal Bonds	358,923	—	358,923	—
Term Loans	974,830	—	974,830	—
Capital Preferred Securities	3,600,618	—	3,600,618	—
U.S. Government & Agency
Obligations	65,688,739	—	65,688,739	—
Foreign Government
Obligations	400,599	—	400,599	—
Collateralized Mortgage
Obligations	41,566,030	—	40,997,400	568,630
Asset Backed Securities	17,027,246	—	17,027,246	—
Common Stocks	8,411,940	$8,411,940	—	—
Preferred Securities	4,573,241	3,085,589	1,487,652	—
Escrow Certificates	539	—	539	—
Short-Term Investments	849,000	—	849,000	—

Total Investments in
Securities	$279,006,855	$11,497,529	$265,831,718	$1,677,607
Other Financial Instruments
Interest Rate Swaps	($1,242,238)	—	($1,242,238)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE		PREFERRED
	BONDS	OBLIGATIONS	COMMON STOCKS	SECURITIES	TOTAL

Balance as of 10-31-12	$625,692	$989,419	$43,162	$1,177,393	$2,835,666
Realized gain (loss)	85	—	(15,805)	(172,570)	($188,290)
Change in unrealized appreciation (depreciation)	16,725	(18,937)	41,763	344,367	$383,918
Purchases	485,000	357,315	—	—	$842,315
Sales	(18,525)	—	(69,120)	(1,349,190)	($1,436,835)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(759,167)	—	—	($759,167)
Balance as of 4-30-13	$1,108,977	$568,630	—	—	$1,677,607
Change in unrealized at period end*	$16,725	($18,937)	—	—	($2,212)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

32	Income Securities Trust | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the period ended April 30, 2013, the Fund realized losses of $4,308 on the disposal of investments not meeting the Fund’s respective guidelines, which was reimbursed by the Advisor.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,617,020 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31						NO EXPIRATION DATE
2013	2014	2015	2016	2017	2018	SHORT-TERM LONG-TERM

$2,205,183	$3,342,775	$1,351,797	$1,367,076	$6,785,450	$436,296	—	$1,128,443

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Fund’s Statement of assets and liabilities and represents the cash on hand at the Fund’s custodian and does not include any short-term investments or cash segregated at custodian for swap contracts.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement

34	Income Securities Trust | Semiannual report

payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of April 30, 2013, $820,000 was posted by the Fund for the benefit of counterparties.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC swaps market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/ depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2013.

		PAYMENTS	PAYMENTS
	USD NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($738,410)
Capital Services

Morgan Stanley	22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(503,828)
Capital Services

Total	$44,000,000				($1,242,238)

(a) At 4-30-13, the 3-month LIBOR rate was 0.27310%.

No interest rate swap positions were entered into or closed during the six months ended April 30, 2013.

Semiannual report | Income Securities Trust	35

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	VALUE	FAIR VALUE

Interest rate	Swap contracts	Interest	—	($1,242,238)
contracts	at value	Rate Swaps

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	SWAP CONTRACTS

Interest rate contracts	Net realized gain (loss)	($197,034)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	SWAP CONTRACTS

Interest rate contracts	Change in unrealized appreciation	($33,175)
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment advisory agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily managed assets (net assets plus borrowings under the Credit Facility Agreement) (see Note 7), (b) 0.375% of the next $50,000,000 of the Fund’s average daily managed assets, (c) 0.350% of the next $100,000,000 of the Fund’s average daily managed assets and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2013, were equivalent to a net annual effective rate of 0.52% of the Fund’s average daily managed assets.

36	Income Securities Trust | Semiannual report

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily managed assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Leverage risk

The Fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Advisor may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares;

• fluctuations in the interest rate paid for the use of the credit facility;

• increased operating costs, which may reduce the Fund’s total return;

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed; and

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Credit Facility Agreement

The Fund has entered into a CFA with Credit Suisse Securities (USA) LLC (CSSU), pursuant to which the Fund borrows money to increase its assets available for investment. In accordance with the 1940 Act, the Fund’s borrowings under the CFA will not exceed 33 1/3% of the Fund’s managed assets (net assets plus borrowings) at the time of any borrowing.

The Fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the Fund’s custodian. The amount of

Semiannual report | Income Securities Trust	37

assets required to be pledged by the Fund is determined in accordance with the CFA. The Fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of three month (LIBOR) London Interbank Offered Rate plus 0.41% and is payable monthly. As of April 30, 2013, the Fund had borrowings of $90,300,000, at an interest rate of 0.68%, which is reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2013, the average borrowings under the CFA and the effective average interest rate were $90,300,000 and 0.72%, respectively.

The Fund may terminate the CFA with CSSU at any time. If certain asset coverage and collateral requirements or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, CSSU is required to provide the Fund with 270 calendar days’ notice prior to terminating or amending the CFA.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $86,122,233 and $91,098,789, respectively, for the six months ended April 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $14,637,724 and $6,462,861, respectively, for the six months ended April 30, 2013.

38	Income Securities Trust | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973 and are publicly traded on the New York Stock Exchange (the NYSE). The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of net assets in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The Fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Effective March 20, 2013, the Board of Trustees approved a revision to the Fund’s investment policy regarding the amount of the Fund’s securities that is rated investment grade. The new investment policy provides that the Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Ratings Services (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. Under the new investment policy, the Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.

Under the prior investment policy, the Fund was required to invest at least 75% of its total assets in debt securities which were rated, at the time of acquisition, investment grade or in unrated securities determined to be of comparable credit quality. In addition, under the prior investment policy, the Fund had the ability to invest up to 25% of its total assets in debt securities rated below investment grade at the time of acquisition.

Dividends and distributions

During the six months ended April 30, 2013, dividends from net investment income totaling $0.5384 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2012	$0.3086

March 28, 2013	0.2298

Total	$0.5384

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will

Semiannual report | Income Securities Trust	39

be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com by clicking on EquityAccess & More. The Plan Agent will mail a check (less applicable brokerage trading fees) on settlement date, which is three business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account; or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to

40	Income Securities Trust | Semiannual report

all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

Effective July 1, 2013, the Plan will be revised to reflect an updated definition of the market price. Under the revised Plan, “market price” will be defined as “the last sale price for the Fund’s shares in the market on that date as of the close of regular trading on the New York Stock Exchange (NYSE), or, if there is no sale in the market on that date or sale prices are not available, then the mean between the closing bid and asked quotations for such shares on such date.” This definition will replace the current definition, stating that “market price” is “the last sale price for the Fund’s shares on the New York Stock Exchange (NYSE) on that date, or, if there is no sale on the NYSE on that date, then the mean between the closing bid and asked quotations for such shares on the NYSE on such date”.

All correspondence or additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below, or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries) and 1-800-952-9245 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare
P.O. Box 43006
Providence, RI 02940-3006
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Semiannual report | Income Securities Trust	41

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on November 9, 2012. The following proposal was considered by the shareholders:

Proposal: Election of thirteen (13) Nominees to serve until their respective successors have been duly elected and qualified.

Each nominee was elected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	9,039,726	240,552
Peter S. Burgess	9,062,578	217,700
William H. Cunningham	9,100,143	180,135
Grace K. Fey	9,036,621	243,657
Theron S. Hoffman	9,063,622	216,656
Deborah C. Jackson	9,098,733	181,545
Hassell H. McClellan	9,044,508	235,770
James M. Oates	9,040,289	239,989
Steven R. Pruchansky	9,094,643	185,635
Gregory A. Russo	9,112,320	167,958
Non-Independent Trustees
James R. Boyle	9,068,469	211,809
Craig Bromley	9,034,479	245,799
Warren A. Thomson	9,062,938	217,340

Portfolio manager change

Effective May 15, 2013, the portfolio management team at John Hancock Asset Management a division of Manulife Asset Management (US) LLC has changed as follows: Barry H. Evans no longer serves on the portfolio management team responsible for managing the Fund. Jeffrey N. Given, CFA and Howard C. Greene, CFA continue to serve as portfolio managers of the Fund.

42	Income Securities Trust | Semiannual report

More information

Trustees	Officers	Investment advisor
James M. Oates,	Hugh McHaffie	John Hancock Advisers, LLC
Chairman	President
Steven R. Pruchansky,		Subadvisor
Vice Chairman	Andrew G. Arnott	John Hancock Asset Management
Charles L. Bardelis*	Executive Vice President	a division of Manulife Asset
James R. Boyle†		Management (US) LLC
Craig Bromley†	Thomas M. Kinzler
Peter S. Burgess*	Secretary and Chief Legal Officer	Custodian
William H. Cunningham		State Street Bank and
Grace K. Fey	Francis V. Knox, Jr.	Trust Company
Theron S. Hoffman*	Chief Compliance Officer
Deborah C. Jackson		Transfer agent
Hassell H. McClellan	Charles A. Rizzo	Computershare Shareowner
Gregory A. Russo	Chief Financial Officer	Services, LLC
Warren A. Thomson†
	Salvatore Schiavone	Legal counsel
	Treasurer	K&L Gates LLP

*Member of the		Stock symbol
Audit Committee		Listed New York Stock
†Non-Independent Trustee		Exchange: JHS

For shareholder assistance refer to page 41

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Computershare
P.O. Box 43006
Providence, RI 02940-3006

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Income Securities Trust	43

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P6SA 4/13
MF142391	6/13

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013